Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 AUD ($)
Local Debt securities
Debt Instrument [Line Items]
Notional amount	₩ 90,494,766	₩ 62,274,472
Less : Discount on debt securities	(56,924)	(52,723)
Less: Current portion of foreign debt securities	(8,401,619)	(7,432,647)
Add : Current portion of discount on debt securities	2,344	2,510
Total	₩ 82,038,567	54,791,612
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2012.03.27~2022.12.28
Notional amount	₩ 61,190,000	₩ 34,080,000
Electricity Bonds | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2023.01.11
Borrowings, interest rate	1.14%		1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Electricity Bonds | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2052.04.21
Borrowings, interest rate	5.99%		5.99%	5.99%	5.99%	5.99%	5.99%	5.99%
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2009.10.16~2022.12.20
Notional amount	₩ 29,293,188	₩ 28,194,472
Corporate bonds | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2023.01.11
Borrowings, interest rate	1.01%		1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Corporate bonds | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2052.08.24
Borrowings, interest rate	6.06%		6.06%	6.06%	6.06%	6.06%	6.06%	6.06%
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.05.26
Borrowings, maturity	2041.05.25
Borrowings, interest rate	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount	₩ 11,578	0
Foreign Debt securities
Debt Instrument [Line Items]
Notional amount	14,871,549	11,764,298
Less : Discount on debt securities	(124,865)	(105,407)
Add: Premium on foreign debt securities	663	1,031
Less: Current portion of foreign debt securities	(1,803,776)	(2,220,339)
Add : Current portion of discount on debt securities	1,902	2,860
Total	₩ 12,945,473	₩ 9,442,443
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	1996.04.01~ 1996.12.06	1996.04.01~1996.12.06
Notional amount	₩ 353,198	₩ 330,400	$ 278,701						$ 278,701
FY-96 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2026.12.01	2026.12.01
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
FY-96 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2096.04.01	2096.04.01
Borrowings, interest rate	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	1997.01.31~1997.08.04	1997.01.31~1997.08.04
Notional amount	₩ 398,841	₩ 373,097	$ 314,717						$ 314,717
FY-97 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2027.02.01	2027.02.01
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
FY-97 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.08.01	2027.08.01
Borrowings, interest rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2004.04.23	2004.04.23
Borrowings, maturity	2034.04.23	2034.04.23
Borrowings, interest rate	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Notional amount	₩ 363,614	₩ 340,144	$ 286,920						$ 286,920
FY-12
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19
Borrowings, maturity		2022.09.19
Borrowings, interest rate		3.00%							3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Notional amount		₩ 889,125							$ 750,000
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2014.07.30	2014.07.30
Borrowings, maturity	2029.07.30	2029.07.30
Borrowings, interest rate	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Notional amount	₩ 126,730	₩ 118,550	$ 100,000						$ 100,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2015.06.15	2015.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount	₩ 380,190	₩ 355,650	$ 300,000						$ 300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.07.25	2017.06.19~2017.07.25
Borrowings, maturity	2027.07.25
Borrowings, interest rate	3.13%		3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Notional amount	₩ 380,190	₩ 948,400	$ 300,000						$ 800,000
FY-17 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity		2022.06.19
Borrowings, interest rate		2.63%							2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
FY-17 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity		2027.07.25
Borrowings, interest rate		3.13%							3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.10.30	2017.10.30
Borrowings, maturity	2037.10.30	2037.10.30
Borrowings, interest rate	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Notional amount	₩ 54,048	₩ 53,694		€ 40,000						€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2017.11.16	2017.11.16
Borrowings, maturity	2037.11.16	2037.11.16
Borrowings, interest rate	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Notional amount	₩ 54,527	₩ 58,968			kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2018.03.13	2018.03.13
Borrowings, maturity	2028.03.13	2028.03.13
Borrowings, interest rate	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount	₩ 268,208	₩ 250,850				$ 1,650,000						$ 1,650,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2018.06.07~2018.07.25	2018.06.07~2018.07.25
Notional amount	₩ 1,774,220	₩ 1,659,700	$ 1,400,000						$ 1,400,000
FY-18 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2023.06.07	2023.06.07
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
FY-18 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2023.07.25	2023.07.25
Borrowings, interest rate	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.02.27	2019.01.22~2019.06.24
Borrowings, maturity	2024.02.27
Borrowings, interest rate	0.13%		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Notional amount	₩ 274,574	₩ 948,400					SFr 200,000		$ 800,000
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity		2022.01.22
Borrowings, interest rate		2.50%							2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity		2024.06.24
Borrowings, interest rate		3.38%							3.38%	3.38%	3.38%	3.38%	3.38%	3.38%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.06.24	2019.02.27
Borrowings, maturity	2024.06.24	2024.02.27
Borrowings, interest rate	2.50%	0.13%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Notional amount	₩ 633,650	₩ 259,494	$ 500,000										SFr 200,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.07.19	2019.07.19
Notional amount	₩ 411,861	₩ 389,241					SFr 300,000						SFr 300,000
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2024.07.19	2024.07.19
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.07.19	2027.07.19
Borrowings, interest rate	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.10.30	2019.07.22
Borrowings, maturity	2024.10.30	2022.07.22
Borrowings, interest rate		2.38%							2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Interest rate (%)	3M BBSW+0.97
Borrowings, adjustment to interest rate basis	0.97%		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Notional amount	₩ 257,523	₩ 355,650						$ 300,000	$ 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2019.12.19	2019.10.30
Borrowings, maturity	2037.12.31	2024.10.30
Interest rate (%)		3M BBSW+0.97
Borrowings, adjustment to interest rate basis		0.97%							0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Notional amount	₩ 457,368	₩ 257,667	$ 360,899											$ 300,000
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, interest rate	3.30%		3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate	5.70%		5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.12.19
Borrowings, maturity		2037.12.31
Notional amount		₩ 440,943							$ 371,947
FY-19 | Minimum
Debt Instrument [Line Items]
Borrowings, interest rate		3.30%							3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
FY-19 | Maximum
Debt Instrument [Line Items]
Borrowings, interest rate		5.70%							5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.02.03	2020.02.03
Borrowings, maturity	2025.02.03	2025.02.03
Borrowings, interest rate	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Notional amount	₩ 380,190	₩ 355,650	$ 300,000						$ 300,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.05.06	2020.05.06
Borrowings, maturity	2025.05.06	2025.05.06
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Notional amount	₩ 633,650	₩ 592,750	$ 500,000						$ 500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.06.15	2020.06.15
Borrowings, maturity	2025.06.15	2025.06.15
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 633,650	₩ 592,750	$ 500,000						$ 500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2020.08.03	2020.08.03
Borrowings, maturity	2026.02.03	2026.02.03
Borrowings, interest rate	1.00%	0.61%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Notional amount	₩ 380,190	₩ 355,650	$ 300,000						$ 300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.01.27	2021.01.27
Borrowings, maturity	2026.01.27	2026.01.27
Borrowings, interest rate	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount	₩ 570,285	₩ 533,475	$ 450,000						$ 450,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.04.27	2021.04.27
Borrowings, maturity	2026.04.27	2026.04.27
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 633,650	₩ 592,750	$ 500,000						$ 500,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.08.09	2021.08.09
Borrowings, maturity	2026.08.09	2026.08.09
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount	₩ 380,190	₩ 355,650	$ 300,000						$ 300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2021.09.24	2021.09.24
Borrowings, maturity	2026.09.24	2026.09.24
Borrowings, interest rate	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Notional amount	₩ 380,190	₩ 355,650	$ 300,000						$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.04.21
Borrowings, maturity	2027.04.21
Borrowings, interest rate	3.63%		3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Notional amount	₩ 380,190		$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.05.06
Borrowings, maturity	2025.05.06
Borrowings, interest rate	3.60%		3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Notional amount	₩ 633,650		$ 500,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.06.14
Notional amount	₩ 1,013,840		$ 800,000
FY-22 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2025.06.14
Borrowings, interest rate	3.63%		3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
FY-22 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2027.06.14
Borrowings, interest rate	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.06.28
Borrowings, maturity	2025.06.28
Borrowings, interest rate	4.13%		4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Notional amount	₩ 380,190		$ 300,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.07.27
Borrowings, maturity	2027.07.27
Borrowings, interest rate	4.25%		4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Notional amount	₩ 887,110		$ 700,000
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.10.06
Notional amount	₩ 1,013,840		$ 800,000
FY-22 | Minimum
Debt Instrument [Line Items]
Borrowings, maturity	2026.04.06
Borrowings, interest rate	5.38%		5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
FY-22 | Maximum
Debt Instrument [Line Items]
Borrowings, maturity	2028.04.06
Borrowings, interest rate	5.50%		5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
FY-22
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	2022.10.06~2022.11.01
Borrowings, maturity	2032.10.06
Borrowings, interest rate	5.16%		5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Notional amount	₩ 381,992					$ 2,350,000